Leases - Right-of-use Assets and Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Right-Of-Use Assets [Abstract]
Right-of-use assets, beginning balance	$ 372,468		$ 430,713
Additions		$ 208,976		$ 297,373
Lease modification	323,782		0
Depreciation expense	(321,822)		(357,230)
Foreign exchange impact	847		1,612
Right-of-use assets, ending balance	584,251		372,468		$ 430,713
Lease Liabilities [Abstract]
Lease liabilities, beginning balance	402,059		506,275
Additions		$ 203,868		$ 297,373
Lease modification	323,782		0
Payment of lease liabilities	(365,510)		(460,724)		(447,497)
Interest expense on lease liabilities	91,727		68,526		94,817
Foreign exchange impact	(1,173)		(9,391)
Lease liabilities, ending balance	$ 654,753		$ 402,059		$ 506,275